[Janus Letterhead]
November 16, 2015
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”) 1933 Act File No. 002-34393 1940 Act File No. 811-01879
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 229 and Amendment No. 212 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(1) under the 1933 Act. The Amendment relates only to the following series and classes:

Series	Class
Global & International Funds
Janus Asia Equity Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares
Janus Emerging Markets Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
Janus Global Life Sciences Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares
Janus Global Real Estate Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares
Janus Global Research Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares
Janus Global Select Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares
Janus Global Technology Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares
Janus International Equity Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares
Janus Overseas Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares
Janus Preservation Series – Global	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Growth & Core Funds
Janus Balanced Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares
Janus Contrarian Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares
Janus Enterprise Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares
Janus Forty Fund	Class A Shares, Class C Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares

Janus Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares
Janus Growth and Income Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares
Janus Preservation Series – Growth	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares
Janus Research Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
Janus Triton Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares
Janus Twenty Fund	Class D Shares, Class T Shares
Janus Venture Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

Value Funds
Perkins Global Value Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
Perkins International Value Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
The Registrant respectfully requests selective review of the Amendment. For your convenience, the Registrant has marked the individual prospectuses and statements of additional information (“SAIs”) comprising the Amendment as follows:
•	All disclosure is cumulatively marked against similar disclosure in the prospectuses and SAIs dated January 28, 2015 and October 28, 2015, as applicable.
As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(1) of the 1933 Act, the Amendment is scheduled to become effective on January 28, 2016.
Please call me at (303) 394-7310 with any questions regarding this filing.
Respectfully,
/s/ Mary Clarke-Pearson
Mary Clarke-Pearson
Legal Counsel
Enclosures (via EDGAR only)

cc:	Stephanie Grauerholz, Esq. Donna Brungardt